Capital structure (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of compliance with regulatory capital requirements	The following table sets forth the Bank's capital adequacy in accordance with the relevant Basel framework:

	December 31, 2025		December 31, 2024
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	1,102,302	N/A	1,066,058	N/A
Tier 1 capital	1,102,302	N/A	1,066,058	N/A
Tier 2 capital	6,189	N/A	107,061	N/A
Total capital	1,108,492	N/A	1,173,119	N/A

Risk Weighted Assets	3,991,389	N/A	4,539,376	N/A

Leverage Ratio Exposure Measure	14,520,704	N/A	14,679,662	N/A

Capital Ratios (%)
CET 1 capital	27.6%	10.0%	23.5%	10.0%
Tier 1 capital	27.6%	11.5%	23.5%	11.5%
Total capital	27.8%	13.5%	25.8%	13.5%
Leverage ratio	7.6%	5.0%	7.3%	5.0%